Expense Example - Balanced Allocation Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 79
3 Years	246
5 Years	428
10 Years	954
Investor
Expense Example:
1 Year	104
3 Years	325
5 Years	563
10 Years	$ 1,248